Note 18 - Stock Options and Nonvested Shares (Tables) (2004 Stock Incentive Plan [Member])	12 Months Ended
Dec. 31, 2013
2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2011			2013
Weighted average risk free rate of return	2.02%	-	2.24%	1.40%
Weighted average expected option life (years)		6.14		6.14
Expected volatility rate	72.96%	-	73.75%	76.67%
Dividend yield		-		-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2011		2012		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	13,103,238	$0.99	11,994,698	$0.96	11,144,998	$0.93
Granted	285,000	1.08	-	-	14,000,000	0.25
Exercised	(47,500)	0.47	(20,000)	0.16	(190,250)	0.16
Forfeited	(1,346,040)	1.28	(829,700)	1.35	(449,400)	1.25
Outstanding at end of year	11,994,698	$0.96	11,144,998	$0.93	24,505,348	$0.54
Shares exercisable at end of year	10,588,058	$0.91	10,856,838	$0.92	10,500,548	$0.93

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2013	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2013

$0.16	2,620,488				2,620,488
$1.04	200,000				200,000
$1.31	1,177,700				1,177,700
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,386,000				2,386,000
$1.32	73,600				73,600
$1.26	493,560				493,560
$1.65	10,000				10,000
$1.426	2,137,000				2,137,000
$1.43	50,000				50,000
$0.87	30,000				25,200
$0.25	14,000,000				-
	24,505,348	6.59	$0.54	$17,961,444	10,500,548	$0.93	$3,847,601